International Portfolio
Schedule of Investments (unaudited)
As of September 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.4%)
Australia (1.1%)
	WiseTech Global Ltd.	626,661	37,464
Austria (0.8%)
	Erste Group Bank AG	272,865	26,823
Belgium (1.4%)
*	Argenx SE	39,269	29,014
	UCB SA	67,564	18,859
			47,873
Brazil (2.4%)
*	NU Holdings Ltd. Class A	4,677,482	74,887
	Raia Drogasil SA	1,618,660	5,602
			80,489
Canada (2.1%)
*	Shopify Inc. Class A (XTSE)	290,601	43,186
	Toronto-Dominion Bank	284,155	22,721
	Canadian National Railway Co.	56,976	5,373
			71,280
China (10.4%)
	Tencent Holdings Ltd.	903,500	76,987
	BYD Co. Ltd. Class H	5,079,500	71,797
*	PDD Holdings Inc. ADR	363,942	48,102
*,1	Meituan Class B	2,538,192	33,907
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	548,300	31,096
*,1	Wuxi Biologics Cayman Inc.	3,586,500	18,939
	Tencent Music Entertainment Group ADR	710,913	16,593
	Contemporary Amperex Technology Co. Ltd. Class A	269,900	15,307
*,1	Akeso Inc.	764,000	13,880
	Shenzhen Inovance Technology Co. Ltd. Class A	1,138,721	13,453
[1]	Ganfeng Lithium Group Co. Ltd. Class H	1,655,400	9,163
			349,224
Denmark (3.5%)
	DSV A/S	210,698	42,091
	Novo Nordisk A/S Class B	475,403	26,471
*	Genmab A/S	55,477	17,117
	Ambu A/S Class B	904,014	13,300
	Vestas Wind Systems A/S	697,196	13,263
*	Zealand Pharma A/S	75,843	5,593
			117,835
France (3.9%)
	Hermes International SCA	16,933	41,639
	L'Oreal SA (XPAR)	75,508	32,807
	Schneider Electric SE	83,723	23,566
	Legrand SA	124,577	20,700
	Sanofi SA	112,995	10,700
*	SOITEC	60,821	2,792
			132,204
Germany (3.6%)
	SAP SE	128,146	34,313
	Bayerische Motoren Werke AG (XETR)	224,168	22,593
	Infineon Technologies AG	443,513	17,399
	Siemens AG (Registered)	62,875	16,975
*,1	Delivery Hero SE	573,579	16,470
	Beiersdorf AG	136,774	14,312
			122,062
Hong Kong (1.0%)
	AIA Group Ltd.	3,635,000	34,838

		Shares	Market Value ($000)
India (2.3%)
	HDFC Bank Ltd.	3,756,400	40,256
*	MakeMyTrip Ltd.	218,779	20,478
	Reliance Industries Ltd.	1,037,624	15,938
*,2,3	ANI Technologies Private Ltd. PP (Acquired 12/1/2015, Cost $5,969)	19,170	888
			77,560
Indonesia (0.3%)
	Bank Central Asia Tbk PT	21,447,500	9,822
Israel (0.8%)
*	Wix.com Ltd.	100,217	17,801
*	Check Point Software Technologies Ltd.	40,364	8,352
			26,153
Italy (2.9%)
	Ferrari NV	109,050	52,859
	Prysmian SpA	187,516	18,662
	FinecoBank Banca Fineco SpA	764,675	16,596
[4]	Brunello Cucinelli SpA	88,557	9,702
			97,819
Japan (10.5%)
	Advantest Corp.	724,600	71,694
	Keyence Corp.	111,600	41,578
	Mitsubishi UFJ Financial Group Inc.	1,959,600	31,611
	Disco Corp.	83,200	26,087
	Sony Group Corp.	863,700	24,829
	SoftBank Group Corp.	135,600	17,110
	MS&AD Insurance Group Holdings Inc.	746,400	16,903
	ITOCHU Corp.	255,600	14,543
	KDDI Corp.	829,200	13,224
	Fast Retailing Co. Ltd.	43,000	13,060
	Hoya Corp.	94,000	12,997
	SBI Holdings Inc.	293,000	12,756
	Recruit Holdings Co. Ltd.	216,400	11,634
	FUJIFILM Holdings Corp.	441,400	10,977
	Bridgestone Corp.	213,600	9,872
	Daikin Industries Ltd.	67,100	7,734
	Terumo Corp.	406,000	6,698
	SMC Corp.	17,300	5,347
	Shimano Inc.	29,400	3,286
*	Sony Financial Group Inc.	863,700	958
			352,898
Netherlands (7.8%)
	ASML Holding NV	129,020	125,819
*,1	Adyen NV	54,565	87,799
	EXOR NV	334,660	32,755
	Heineken NV	207,362	16,238
			262,611
Norway (0.4%)
	DNB Bank ASA	500,578	13,644
Singapore (3.7%)
*	Sea Ltd. ADR	704,549	125,924
South Korea (2.1%)
*	Coupang Inc.	2,221,377	71,528
	Celltrion Inc.	3	1
			71,529
Spain (1.2%)
	Banco Bilbao Vizcaya Argentaria SA	1,472,095	28,367
	Iberdrola SA (XMAD)	653,337	12,367
			40,734
Sweden (6.0%)
*	Spotify Technology SA	185,869	129,737
	Atlas Copco AB Class A	3,339,918	56,638
*	Kinnevik AB Class B	853,670	7,602
	Svenska Handelsbanken AB Class A	560,523	7,314
			201,291

		Shares	Market Value ($000)
Switzerland (4.8%)
	Galderma Group AG	203,331	35,949
	Roche Holding AG	87,290	29,066
	Cie Financiere Richemont SA Class A (Registered)	107,738	20,682
[1]	VAT Group AG	39,224	15,657
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	889	13,592
	Lonza Group AG (Registered)	18,238	12,194
	Belimo Holding AG (Registered)	11,296	11,880
	Alcon AG	152,121	11,442
	Temenos AG (Registered)	122,094	9,916
			160,378
Taiwan (6.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	5,053,000	219,491
United Kingdom (7.9%)
	RELX plc	978,045	46,730
*	Wise plc Class A	2,720,123	37,919
	Shell plc	885,672	31,767
	AstraZeneca plc	147,598	22,612
	Haleon plc	3,812,262	17,156
	Reckitt Benckiser Group plc	222,129	17,104
	Unilever plc (XLON)	277,383	16,396
	Lloyds Banking Group plc	11,073,612	12,531
	Rio Tinto plc	184,372	12,151
	Sage Group plc	555,013	8,233
	London Stock Exchange Group plc	70,896	8,131
	Whitbread plc	185,726	8,058
	Bunzl plc	215,974	6,826
*,2,3	The Brandtech Group LLC PP (Acquired 9/23/2015, Cost $5,200)	3,903,901	6,598
*	Ocado Group plc	2,151,007	6,534
*	ARM Holdings plc ADR	40,046	5,666
			264,412
United States (9.0%)
*	MercadoLibre Inc.	59,931	140,055
	NVIDIA Corp.	366,321	68,348
	Microsoft Corp.	67,014	34,710
*	Liberty Media Corp.-Liberty Formula One Class C	123,411	12,890
*	Atlassian Corp. Ltd. Class A	79,033	12,622
	Booking Holdings Inc.	2,081	11,236
*	Moderna Inc.	373,768	9,654
*	Block Inc. (XNYS)	109,659	7,925
*	Mobileye Global Inc. Class A	324,695	4,585
			302,025
Total Common Stocks (Cost $2,432,082)			3,246,383
Preferred Stock (0.6%)
	Sartorius AG Preference Shares (Cost $49,689)	88,856	20,773
Temporary Cash Investments (2.7%)
Money Market Fund (2.7%)
[5,6]	Vanguard Market Liquidity Fund, 4.180% (Cost $89,259)	892,592	89,259
Total Investments (99.7%) (Cost $2,571,030)			3,356,415
Other Assets and Liabilities—Net (0.3%)			11,688
Net Assets (100%)			3,368,103
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $195,815, representing 5.8% of net assets.
2	Restricted securities totaling $7,486, representing 0.2% of net assets.
3	Security value determined using significant unobservable inputs.
4	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $207.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $213 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	18	6,065	84
MSCI EAFE Index	December 2025	344	47,907	88
MSCI Emerging Markets Index	December 2025	345	23,455	147
				319

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	12/17/2025	USD	124	CHF	97	—	—
State Street Bank & Trust Co.	12/17/2025	USD	2,185	EUR	1,850	3	—
Barclays Bank plc	12/17/2025	USD	173	SEK	1,612	1	—
						4	—
CHF—Swiss franc.
EUR—euro.
SEK—Swedish krona.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	453,794	—	—	453,794
Common Stocks—Other	445,139	2,339,964	7,486	2,792,589
Preferred Stock	—	20,773	—	20,773
Temporary Cash Investments	89,259	—	—	89,259
Total	988,192	2,360,737	7,486	3,356,415
Derivative Financial Instruments
Assets
Futures Contracts[1]	319	—	—	319
Forward Currency Contracts	—	4	—	4
Total	319	4	—	323
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.